Related Party Transactions - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025	Apr. 30, 2025	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2023 USD ($)	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenue	$ 375,877	$ 327,274
Note receivable balance	7,728	3,700
Short-term notes payable	8,537	5,962
Long-term debt	108,935
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs	38	518
Interest expense	4,289	3,393
Maximum aggregate principal amount					$ 25,773
Potential prepayment premium, percentage					0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets					0.50
Amount of outstanding principal due on each payment date, percentage					0.01
Period for which outstanding principal triggers a payment					30 days
Long-term debt	28,743
Long-term notes payable, current portion	25,242
Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					1
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount					$ 25,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate					3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate					13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					1
Notes Payable to Banks
Related Party Transaction [Line Items]
Interest rate			10.00%	6.50%				7.75%
Unamortized debt issuance costs	446	0
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount						$ 15,871
Interest rate						14.00%
Unamortized debt issuance costs	157	0
Interest expense	2,835	3,105
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					0.51
Related Party
Related Party Transaction [Line Items]
Short term accounts receivable	1,325	2,645
Note receivable balance	7,728	3,700
Long-term notes payable, current portion	9,041	6,677
Related Party | Senior Secured Note
Related Party Transaction [Line Items]
Debt instrument outstanding amount	9,041	6,677
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 3,700
Related party's ownership interest of a consolidated subsidiary	99.00%
Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 4,128
Related Party | Notes Payable to Banks
Related Party Transaction [Line Items]
Debt instrument outstanding amount	14,614	15,871
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount							$ 3,947
Interest rate							8.00%
Interest expense	70	316
Accrued interest	0	211
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs	1,543	1,542
Related party receivables	371	220
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense	$ 4,180	$ 3,910
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs	2.00%	2.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	$ 14,837	$ 18,209
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	214	104
Related Party | Related Party Payables
Related Party Transaction [Line Items]
Increase (decrease) in equity	$ 887	$ 22